Business Combination (Tables)	12 Months Ended
Mar. 31, 2025
Business Combination (Tables) [Line Items]
Schedule of Unaudited Pro Forma Information	The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the	For the	For the
	Year ended March 31,	Year ended March 31,	Year ended March 31,
	2025	2024	2023
Unaudited pro forma revenue	$286,786,289	$252,275,930	$225,720,027
Unaudited pro forma net income	$8,083,117	$3,527,810	$6,557,743

Schedule of Summarizes the Consideration Transferred to Acquiring of Acquisition

The following tables summarizes the consideration transferred to acquiring starry at the date of acquisition:

Share issuance*	$564,546
Total consideration at fair value	$564,546

*	The fair value of Titan’s share issuance on April 12, 2023 were estimated by applying discounted cash flow approach which considers the present value of Titan Digital’s future after-tax cash flows using a 14.0% discount rate.

The following tables summarizes the consideration transferred to acquired Martiangear at the date of acquisition:

Share issuance*	$687,348
Cash consideration	148,000
Total consideration at fair value	$835,348

*	The fair value of the Company’s share issuance on July 25, 2023 were estimated by applying discounted cash flow approach which considers the present value of the Company’s future after-tax cash flows using a 14.0% discount rate.
Cash	$6,550
*Contingent consideration for acquisition	3,360,848
Total consideration at fair value	$3,367,398

*	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included around $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition was amounted to a loss $545,428, $272,029 and $932,152 for the years ended March 31, 2025, 2024 and 2023, respectively. As March 31, 2025, the fair value of contingent consideration for acquisition was amounted to $1,121,006. As of March 31, 2024, the fair value of contingent consideration for acquisition amounted to $3,697,000, of which $2,319,000 and $1,378,000 were recognized at current and non-current portion at the consolidated balance sheets, respectively. The fair value of the contingent consideration as of March 31, 2024 and 2023 were estimated by applying income approach which considers the present value of the expected future payment, discounted using a risk-adjusted discount rate of 5.3%, as of March 31, 2025, 2024 and 2023, which are not observable in the market (level 3 inputs).

Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Starry:

Fair value as of acquisition date
Total consideration	$564,546
Less: net assets of Starry:
Cash	128,843
Inventory	57,102
Prepaid expense	34,202
Deposit Paid	442
Intangible asset	131,810
Total assets	352,399
Accounts payable	(9,796)
Other payable	(23,896)
Deferred tax liability	(23,034)
Total liabilities	(56,726)
Total net assets of Starry	295,673
Goodwill	$268,873

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Martiangear:

Fair value as of acquisition date
Total consideration	835,348
Less: net assets of Martiangear:
Cash	8,263
Accounts receivable	4,808
Inventory	92,889
Intangible asset	85,675
Total assets	191,635
Accounts payable	(17,457)
Deferred tax liability	(13,197)
Total liabilities	(30,654)
Total net assets of Martiangear	160,981
Goodwill	$674,367

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of 2Game:

Fair value as of acquisition date
Total consideration	$3,367,398
Non-controlling interest	2,590,000
Less: net assets of 2Game:
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets of 2Game	3,910,244
Goodwill	$2,047,154

Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combination (Tables) [Line Items]
Schedule of Unaudited Pro Forma Information	The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future.
	For the year ended March 31,	For the year ended March 31,
	2024	2023
Unaudited pro forma revenue	$97,534,701	$78,051,283
Unaudited pro forma net income	$(1,960,956)	$2,273,155
The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the Year ended March 31,	For the Year ended March 31,
	2024	2023
Unaudited pro forma revenue	$97,576,855	$77,724,857
Unaudited pro forma net income	$(1,957,135)	$2,089,212
The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the	For the
	Year ended March 31,	Year ended March 31,
	2023	2022
Unaudited pro forma revenue	$77,444,155	$65,827,057
Unaudited pro forma net income	$2,140,643	$4,586,525